Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis

The following table presents assets that are measured and recognized at fair value as of December 31, 2018, on a recurring basis:

	December 31, 2018
	Level 1	Level 2	Level 3	Total Carrying Value
Marketable securities – Medical Marijuana, Inc.	$2,579,640	—	—	$2,579,640

Fair Value, Liabilities Measured on Recurring Basis

The following table presents liabilities that are measured and recognized at fair value as of June 30, 2020 and December 31, 2019, on a recurring basis:

	June 30, 2020
	Level 1	Level 2	Level 3	Total Carrying Value
Derivative liabilities	$—	—	1,013,682	$1,013,682

	December 31, 2019
	Level 1	Level 2	Level 3	Total Carrying Value
Derivative liabilities	$—	—	183,451	$183,451

The following table presents liabilities that are measured and recognized at fair value as of December 31, 2019, on a recurring basis:

	December 31, 2019
	Level 1	Level 2	Level 3	Total Carrying Value
Derivative liabilities	$—	—	183,451	$183,451